                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               ------------------
  This Amendment (Check only one.):       [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Grisanti Brown & Partners LLC
Address: 45 Rockefeller Plaza
         17th Floor
         New York, New York 10111

Form 13F File Number: 28-05455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christopher C. Grisanti
Title: Principal
Phone: (212) 218-5300

Signature, Place, and Date of Signing:


/s/ Christopher C. Grisanti      New York, New York         February 14, 2011
---------------------------  -------------------------  ------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         82

Form 13F Information Table Value Total: $   484045
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

Grisanti Brown & Partners LLC
Form 13F Information Table
12/31/2010

                                                                                                              Voting Authority
                                     Title                  Value   Shares/  Sh/  Put/  Invstmt    Other   ---------------------
          Name of Issuer           of Class      CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole   Shared  None
-------------------------------  ------------  ---------  --------  -------  ---  ----  -------  --------  -------  ------  ----
ABBOTT LABS                      com           002824100     13426   280225  SH         Sole                280225
AIR PRODS & CHEMS INC            com           009158106     26373   289971  SH         Sole                289971
ANNALY CAPITAL MGMT INC          com           035710409       280    15600  SH         Sole                 15600
APOLLO INVESTMENT CORP           com           03761U106         4      400  SH         Sole                   400
APPLE INC                        com           037833100       261      810  SH         Sole                   810
ARCHER- DANIELS-MIDLAND CO       com           039483102        27      890  SH         Sole                   890
ARVINMERITOR INC                 com           043353101       458    22330  SH         Sole                 22330
BABCOCK & WILCOX CO NEW          com           05615F102       134     5235  SH         Sole                  5235
BANK OF AMERICA CORPORATION      com           060505104     16852  1263280  SH         Sole               1263280
BANK OF NEW YORK MELLON CORP     com           064058100       241     7985  SH         Sole                  7985
BEST BUY INC                     com           086516101     11311   329850  SH         Sole                329850
BLACKSTONE GROUP LP              com unit ltd  09253U108        29     2083  SH         Sole                  2083
BOISE INC                        com           09746Y105       251    31635  SH         Sole                 31635
BP PLC                           spon adr      055622104     23702   536604  SH         Sole                536604
CHESAPEAKE ENERGY CORP           com           165167107       259    10000  SH         Sole                 10000
CHEVRON CORP NEW                 com           166764100        44      480  SH         Sole                   480
CHUBB CORP                       com           171232101     22116   370828  SH         Sole                370828
CIGNA CORP                       com           125509109       331     9040  SH         Sole                  9040
COCA COLA CO                     com           191216100       794    12070  SH         Sole                 12070
CONOCOPHILLIPS                   com           20825c104       191     2800  SH         Sole                  2800
DELL INC                         com           24702r101     30592  2257693  SH         Sole               2257693
DU PONT EI DE NEMOURS & CO       com           263534109        55     1105  SH         Sole                  1105
EMC CORP MASS                    com           268648102       373    16275  SH         Sole                 16275
EMERSON ELEC CO COM              com           291011104       286     5000  SH         Sole                  5000
EXXON MOBIL CORPORATION          com           30231G102       997    13637  SH         Sole                 13637
FOSTER WHEELER AG                com           H27178104       268     7760  SH         Sole                  7760
FREEPORT MCMORAN COPPER GOLD     com           35671d857     15445   128614  SH         Sole                128614
FRONTIER COMMUNICATIONS CORP     com           35906A108        26     2640  SH         Sole                  2640
GENERAL ELEC CO                  com           369604103        26     1400  SH         Sole                  1400
GOLDMAN SACHS GROUP COM          com           38141G104     11227    66763  SH         Sole                 66763
HALLIBURTON CO                   com           406216101       220     5400  SH         Sole                  5400
HESS CORPORATION                 com           42809h107       199     2597  SH         Sole                  2597
HEWLETT-PACKARD                  com           428236103       439    10419  SH         Sole                 10419
INGERSOLL RAND                   com           G47791101       565    11990  SH         Sole                 11990
INTL BUSINESS MACHINES CORP      com           459200101       370     2520  SH         Sole                  2520
JOHNSON & JOHNSON                com           478160104       880    14225  SH         Sole                 14225
JOHNSON CTLS INC                 com           478366107       160     4180  SH         Sole                  4180
JPMORGAN CHASE & CO              com           46625H100     32713   771159  SH         Sole                771159
KBR INC                          com           48242w106       572    18765  SH         Sole                 18765
KIMBERLY CLARK CORP COM          com           494368103       244     3876  SH         Sole                  3876
LABORATORY CRP OF AMER HLDGS     com           50540r409       200     2275  SH         Sole                  2275
LEAR CORP                        com           521865204     27758   281209  SH         Sole                281209
LOCKHEED MARTIN CORP             com           539830109       257     3680  SH         Sole                  3680
LYONDELLBASELL INDUSTRIES N      shs A         N53745100       220     6400  SH         Sole                  6400
MACY'S INC                       com           55616P104       336    13285  SH         Sole                 13285
MASCO CORP                       com           574599106       221    17490  SH         Sole                 17490
MCDERMOTT INTL INC               com           580037109       217    10465  SH         Sole                 10465
MERCK & CO INC                   com           47822y105       547    15189  SH         Sole                 15189
MICROSOFT CORP                   com           594918104     18656   668431  SH         Sole                668431
MONSANTO CO NEW                  com           61166w101        26      370  SH         Sole                   370
MORGAN STANLEY                   com new       617446448       185     6810  SH         Sole                  6810
MOSAIC CO                        com           61945A107     19493   255278  SH         Sole                255278
MPG OFFICE TR INC                com           553274101       217    79020  SH         Sole                 79020
NAVISTAR INTL                    com           63934E108     20306   350654  SH         Sole                350654
OWENS CORNING NEW                com           690742101       406    13035  SH         Sole                 13035
OXFORD RESOURCE PARTNERS LP      com unit rp   691807101       252    10330  SH         Sole                 10330
PACKAGING CORP AMERICA           com           695156109       235     9100  SH         Sole                  9100

Grisanti Brown & Partners LLC
Form 13F Information Table
12/31/2010

                                                                                                              Voting Authority
                                     Title                  Value   Shares/  Sh/  Put/  Invstmt    Other   ---------------------
          Name of Issuer           of Class      CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole   Shared  None
-------------------------------  ------------  ---------  --------  -------  ---  ----  -------  --------  -------  ------  ----
PATRIOT COAL CORP                com           70336t104       165     8524  SH         Sole                  8524
PEABODY ENERGY CORP              com           704549104       282     4415  SH         Sole                  4415
PFIZER INC                       com           717081103     26085  1489738  SH         Sole               1489738
PHILIP MORRIS INTERNATIONAL INC  com           718172109       533     9100  SH         Sole                  9100
PIONEER NATURAL RESOURCES CO     com           723787107       515     5935  SH         Sole                  5935
PRECISION CASTPARTS CORP         com           740189105       167     1200  SH         Sole                  1200
PROCTER & GAMBLE                 unit ser 1    742718109       377     5858  SH         Sole                  5858
REX ENERGY CORPORATION           com           761565100       191    14000  SH         Sole                 14000
SCHWAB (CHARLES) CORP            com           808513105     22880  1337216  SH         Sole               1337216
SLM CORPORATION                  com           78442p106         4      350  SH         Sole                   350
SPIRIT AEROSYSTEMS HLDGS INC     Cl A          848574109       527    25315  SH         Sole                 25315
STATE STR CORP                   com           857477103       169     3645  SH         Sole                  3645
TEMPLE INLAND INC                com           879868107       465    21890  SH         Sole                 21890
TEREX CORP NEW                   com           880779103       252     8130  SH         Sole                  8130
TEVA PHARMACEUTICALS INDS LTD    adr           881624209     27378   525194  SH         Sole                525194
TRANSOCEAN LTD                   reg shs       H8817H100       294     4225  SH         Sole                  4225
U.S. BANCORP                     com           902973304       164     6080  SH         Sole                  6080
VALERO ENERGY CORP NEW           com           91913y100     38538  1666874  SH         Sole               1666874
VERIZON COMMUNICATIONS INC       com           92343V104       394    11000  SH         Sole                 11000
WABASH NATL CORP                 com           929566107       506    42730  SH         Sole                 42730
WABCO HLDGS INC                  com           92927K102       659    10820  SH         Sole                 10820
WALT DISNEY CO                   com           254687106       114     3050  SH         Sole                  3050
WEATHERFORD INTL LTD             reg shs       H27013103     33157  1454261  SH         Sole               1454261
WILLIAMS COS INC                 com           969457100     27507  1112754  SH         Sole               1112754
WILLIAMS PARTNERS LP             com unit lp   96950F104       448     9600  SH         Sole                  9600

TOTAL VALUE                                                 484045
                                                            ======